Segment Reporting, Geographical Information (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Total Revenue	$ 234,954	$ 265,386	$ 466,628	$ 697,987	$ 1,205,263	$ 971,367
Gross Profit:
Total Gross Profit	207,060	225,138	408,716	578,318	1,025,733	795,109
Total Assets:
Total Assets	2,200,081		2,200,081		2,561,160	3,571,640
United States [Member]
Revenue:
Total Revenue	180,792	205,602	360,307	567,850	952,256	740,967
Gross Profit:
Total Gross Profit	161,140	172,994	317,328	463,764	810,809	607,702
Total Assets:
Total Assets	1,650,219		1,650,219		1,935,638	3,470,993
Europe [Member]
Revenue:
Total Revenue	54,162	59,784	106,321	130,137
Gross Profit:
Total Gross Profit	45,920	52,144	91,388	114,554
Total Assets:
Total Assets	549,862		549,862		625,523
SINGAPORE
Revenue:
Total Revenue					253,007	230,400
Gross Profit:
Total Gross Profit					214,924	194,651
Germany [Member]
Total Assets:
Total Assets					$ 85,227	$ 100,647